Other payables	9 Months Ended
Jun. 30, 2026
Other payables
Other payables

18. Other payables

Technology Partnerships Canada (“TPC”) projects are long-term (up to 30 years) commencing with an R&D phase, followed by a benefits phase – the period in which a product, or a technology, could generate revenue for the Company. In such cases, repayments would flow back to the program according to the terms and conditions of the Company’s contribution agreement.

In June 2018, the contribution agreement was amended and is included at its net present value in other payables. Further, in September 2024, the agreement was further amended with amended terms and conditions for the repayment of the debt with new payment schedule. Consequently, the old debt was de-recognized, and the new debt was recognized with first payment starting in July 2025 and final payment to be discharged in July 2031.

The following table represents changes in the debt for repayments to Industry Canada:

	June 30, 2026	September 30, 2025
Opening balance	$332	379
Interest accretion	83	114
Foreign exchange gain / loss	(7)	(12)
Debt extinguishment	-	(149)
Ending balance	408	332
Less: current portion of the debt (included in trade and other payables)	(29)	(23)
Ending balance of long-term portion	$379	309

Following is the payment schedule for TPC:

Year	Amount ($)
2026	126
2027	126
2028	126
2029	126
2030	126
2031	126